Discontinued Operations - Balance sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Total current assets of discontinued operations	$ 41,529	$ 66,804
Total non-current assets of discontinued operations	102,141	164,250
Total current liabilities of discontinued operations	34,484	54,984
Total non-current liabilities of discontinued operations	568	847
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Legacy Products And Manufacturing Facility [Member]
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Accounts receivable, net	23,263	43,120
Inventories	16,103	20,911
Prepaid expenses and other current assets	2,163	2,773
Total current assets of discontinued operations	41,529	66,804
Property, plant and equipment, net	25,663	28,188
Operating lease right-of-use assets	803	1,067
Goodwill	45,008	45,008
Intangible assets, net	30,667	89,987
Total non-current assets of discontinued operations	102,141	164,250
Total assets of discontinued operations	143,670	231,054
Accounts payable	3,640	7,010
Accrued liabilities	30,566	47,614
Current portion of operating lease liabilities	278	360
Total current liabilities of discontinued operations	34,484	54,984
Operating lease liabilities, net of current portion	568	847
Total non-current liabilities of discontinued operations	568	847
Total liabilities of discontinued operations	35,052	55,831
Net assets of discontinued operations	$ 108,618	$ 175,223